Share-based Compensation (Restricted Share Units) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Restricted Share Units (RSUs) [Member] USD ($)	Dec. 31, 2012 Restricted Share Units (RSUs) [Member] CNY	Dec. 31, 2011 Restricted Share Units (RSUs) [Member] USD ($)	Dec. 31, 2011 Restricted Share Units (RSUs) [Member] CNY
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					4 years	4 years
Number of Units
Number of Shares, Unvested, Beginning Balance					4,256,608	4,256,608	0	0
Number of Units, Granted					0	0	10,050,958	10,050,958
Number of Units, Vested					(1,966,987)	(1,966,987)	(4,756,956)	(4,756,956)
Number of Units, Forfeited					(602,443)	(602,443)	(1,037,394)	(1,037,394)
Number of Shares, Unvested, Endding Balance					1,687,178	1,687,178	4,256,608	4,256,608
Weighted-Average Grant-Date Fair Value
Weighted-Average Grant-Date Fair Value, Unvested, Beginning Balance (US$ per share)					$ 1.07		$ 0
Weighted-Average Grant-Date Fair Value, Granted (US$ per share)					$ 0		$ 1.07
Weighted-Average Grant-Date Fair Value, Vested (US$ per share)					$ 1.07		$ 1.07
Weighted-Average Grant-Date Fair Value, Forfeited (US$ per share)					$ 1.07		$ 1.07
Weighted-Average Grant-Date Fair Value, Unvested, Ending Balance (US$ per share)					$ 1.07		$ 1.07
Recognized Share-based compensation expenses	$ 1,085,000	6,759,000	66,092,000	16,561,000	$ 500,000	3,100,000		53,600,000
Unrecognized compensation expense					400,000	2,300,000
Unrecognized compensation expenses, weighted average period for recognition (in years)					1 year 6 months 7 days	1 year 6 months 7 days
Total fair value of restricted share units vested					$ 2,100,000